Revenue and Contracts with Customers (Details) - Schedule of summarizes deferred revenue activity	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Summarizes Deferred Revenue Activity [Abstract]
Deferred revenue beginning balance	$ 1,117,703
Net additions	5,446,403
Revenue recognized	5,833,533
Deferred revenue ending balance	$ 730,573